SCHEDULE OF FAIR VALUE ASSETS ON RECURRING BASIS (Details)	Dec. 31, 2023 USD ($)
Platform Operator, Crypto Asset [Line Items]
Total assets	$ 1,655,461
Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	641,561
Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	1,013,900
Fair Value, Inputs, Level 1 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	641,561
Fair Value, Inputs, Level 1 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	641,561
Fair Value, Inputs, Level 1 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 2 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	1,013,900
Fair Value, Inputs, Level 3 [Member] | Investments [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets
Fair Value, Inputs, Level 3 [Member] | Convertible Debt [Member]
Platform Operator, Crypto Asset [Line Items]
Total assets	$ 1,013,900